Investment Objectives and Goals - Innovator Defined Wealth Shield ETF	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Defined Wealth Shield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the price return of the SPDR® S&P 500® ETF Trust, up to the upside cap of 2.35% (prior to taking into account management fees and other Fund operating expenses) while seeking to provide a buffer against the first 20% (prior to taking into account management fees and other Fund operating expenses) of SPDR® S&P 500® ETF Trust losses, over the period from October 1, 2025 to December 31, 2025.